FINANCIAL INSTRUMENTS (Details-Maturity) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 1,240	¥ 8,007
Trade payables	15	100	¥ 100
Financial liabilities in other payables and accruals	503	3,248	3,029
Due to related companies	866	5,593	9,158
Due to the Shareholder	2,176	14,050	7,149
Lease liabilities	116	751	1,129
Total	4,916	31,749	20,565
On demand [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	1,240	8,007
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities
Total	1,240	8,007
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables	15	100	100
Financial liabilities in other payables and accruals	503	3,248	3,029
Due to related companies	866	5,593	9,158
Due to the Shareholder	2,176	14,050	7,149
Lease liabilities	116	751	753
Total	3,676	23,742	20,189
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities			376
Total			376
Later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities
Total